Intangible Assets - Schedule of Significant Assumptions Used to Calculate the Recoverable Amount (Details)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Discount rate (Post-tax)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			7.00%
Discount rate (Post-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	6.50%	6.50%
Discount rate (Post-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	22.00%	14.00%
Discount rate (Pre-tax)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			9.20%
Discount rate (Pre-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	8.60%	8.30%
Discount rate (Pre-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	27.50%	17.50%